Item 1. Schedule of Investments

Baron Partners Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.28%)
Communication Services (9.59%)
	Alternative Carriers (0.96%)
1,560,000	Iridium Communications, Inc. [1]	$36,290,321	$64,350,000

	Interactive Home Entertainment (1.10%)
790,000	Activision Blizzard, Inc.	46,068,301	73,470,000

	Interactive Media & Services (5.38%)
2,750,000	Zillow Group, Inc., Cl A [1]	107,616,334	361,295,000

	Movies & Entertainment (2.15%)
5,778,371	Manchester United plc, Cl A [2]	99,618,188	90,951,560
200,000	Spotify Technology SA [1,2]	45,236,406	53,590,000

		144,854,594	144,541,560

Total Communication Services		334,829,550	643,656,560

Consumer Discretionary (51.59%)
	Automobile Manufacturers (41.54%)
4,175,000	Tesla, Inc. [1,7]	188,464,376	2,788,607,750

	Casinos & Gaming (0.29%)
600,000	Red Rock Resorts, Inc., Cl A [1]	14,182,756	19,554,000

	Hotels, Resorts & Cruise Lines (5.39%)
2,900,000	Hyatt Hotels Corp., Cl A [1]	84,480,627	239,830,000
700,000	Marriott Vacations Worldwide Corp. [1]	81,762,309	121,926,000

		166,242,936	361,756,000

	Internet & Direct Marketing Retail (0.03%)
10,553	Airbnb, Inc., Cl A [1,4]	717,604	1,983,331

	Leisure Facilities (4.34%)
1,000,000	Vail Resorts, Inc. [1]	48,702,009	291,660,000

Total Consumer Discretionary		418,309,681	3,463,561,081

Financials (12.34%)

	Asset Management & Custody Banks (0.66%)
1,000,000	Brookfield Asset Management, Inc., Cl A [2]	35,923,845	44,500,000
	Financial Exchanges & Data (4.15%)
700,000	FactSet Research Systems, Inc.	46,576,636	216,013,000
150,000	MSCI, Inc.	37,181,742	62,892,000

		83,758,378	278,905,000

	Investment Banking & Brokerage (3.79%)
3,900,000	The Charles Schwab Corp.	86,233,677	254,202,000

	Property & Casualty Insurance (3.74%)
6,550,000	Arch Capital Group Ltd. [1,2]	30,153,582	251,323,500

Total Financials		236,069,482	828,930,500

Shares		Cost	Value
Common Stocks (continued)
Health Care (6.00%)
	Biotechnology (0.07%)
35,000	Moderna, Inc. [1]	$5,377,383	$4,583,250

	Health Care Equipment (5.83%)
800,000	IDEXX Laboratories, Inc. [1]	35,048,046	391,448,000

	Health Care Technolgy (0.10%)
388,138	American Well Corp., Cl A [1]	11,817,037	6,741,957

Total Health Care		52,242,466	402,773,207

Industrials (9.50%)
	Aerospace & Defense (0.50%)
125,625	HEICO Corp.	9,632,520	15,803,625
116,875	HEICO Corp., Cl A	7,586,429	13,277,000
150,000	Virgin Galactic Holdings, Inc. [1]	1,560,000	4,594,500

		18,778,949	33,675,125

	Research & Consulting Services (9.00%)
735,000	CoStar Group, Inc. [1]	98,974,400	604,089,150

Total Industrials		117,753,349	637,764,275

Information Technology (7.52%)
	Application Software (1.40%)
925,000	Guidewire Software, Inc. [1]	74,997,711	94,007,750

	Data Processing & Outsourced Services (1.97%)
59,246	Adyen N.V. , 144A (Netherlands)[1,2,5]	53,544,382	132,201,766

	Internet Services & Infrastructure (2.25%)
700,000	GDS Holdings Limited, ADR [1,2]	37,434,005	56,763,000
1,916,348	GDS Holdings Limited, Cl A (Hong Kong) [1,2,5]	20,200,657	19,499,984
67,500	Shopify, Inc., Cl A [1,2]	48,766,450	74,688,750

		106,401,112	150,951,734

	IT Consulting & Other Services (1.90%)
700,000	Gartner, Inc. [1]	83,980,674	127,785,000

Total Information Technology		318,923,879	504,946,250

See Notes to Schedules of Investments.

Baron Partners Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Real Estate (1.66%)
	Office REITs (0.51%)
1,085,000	Douglas Emmett, Inc.	$29,974,652	$34,069,000

	Specialized REITs (1.15%)
1,819,296	Gaming and Leisure Properties, Inc.	57,585,382	77,192,729

Total Real Estate		87,560,034	111,261,729

Special Purpose Acquisition Company (0.08%)
500,000	Atlas Crest Investment Corp. [1]	5,000,000	5,360,000

Total Common Stocks		1,570,688,441	6,598,253,602

Private Common Stocks (1.58%)

Industrials (1.58%)
	Aerospace & Defense (1.58%)
221,631	Space Exploration Technologies Corp., Cl A [1,3,4,6]	29,920,185	93,082,804
30,221	Space Exploration Technologies Corp., Cl C [1,3,4,6]	4,079,835	12,692,518

Total Private Common Stocks		34,000,020	105,775,322

Private Preferred Stocks (3.46%)

Industrials (3.46%)
	Aerospace & Defense (3.46%)
311,111	Space Exploration Technologies Corp., Cl H [1,3,4,6]	41,999,985	130,663,509
131,657	Space Exploration Technologies Corp., Cl I [1,3,4,6]	22,250,032	55,294,623
111,111	Space Exploration Technologies Corp., Cl N [1,3,4,6]	29,999,970	46,665,509

Total Private Preferred Stocks		94,249,987	232,623,641

Principal Amount		Cost	Value
Short Term Investments (0.01%)
$946,054	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2021, 0.00% due 4/1/2021; Proceeds at maturity – $946,054; (Fully collateralized by $888,900 U.S. Treasury Note, 2.75% due 2/28/2025; Market value – $964,988)[5]	$946,054	$946,054

Total Investments (103.33%)		$1,699,884,502	6,937,598,619

Liabilities Less Cash and Other Assets (-3.33%)			(223,637,993)

Net Assets			$6,713,960,626

Retail Shares (Equivalent to $163.45 per share based on 19,256,378 shares outstanding)			$3,147,517,021

Institutional Shares (Equivalent to $168.40 per share based on 18,413,216 shares outstanding)			$3,100,843,555

R6 Shares (Equivalent to $168.39 per share based on 2,764,949 shares outstanding)			$465,600,050

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2021, the market value of restricted and fair valued securities amounted to $338,398,963 or 5.04% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
[7]	Investors in the Fund may view Tesla, Inc.’s financial statements on the EDGAR website of the U.S. Securities and Exchange Commission by going to
https://www.sec.gov/cgi-bin/browse-edgar?CIK=1318605&owner=exclude.
Please note that the Fund is not responsible for Tesla’s financial statements and can provide no assurances as to their accuracy or completeness.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the market value of Rule 144A securities amounted to $132,201,766 or 1.97% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Focused Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (90.60%)
Communication Services (9.05%)

	Alternative Carriers (2.47%)
401,472	Iridium Communications, Inc. [1]	$2,949,375	$16,560,720

	Interactive Media & Services (2.17%)
270,700	TripAdvisor, Inc. [1]	12,447,938	14,560,953

	Movies & Entertainment (4.41%)
1,027,365	Manchester United plc, Cl A 2	17,423,112	16,170,725
50,000	Spotify Technology SA 1,2	12,051,776	13,397,500

		29,474,888	29,568,225

Total Communication Services		44,872,201	60,689,898

Consumer Discretionary (56.46%)

	Automobile Manufacturers (31.95%)
321,000	Tesla, Inc. [1,7]	13,812,210	214,405,530

	Casinos & Gaming (10.35%)
600,000	Penn National Gaming, Inc. [1]	11,565,191	62,904,000
201,100	Red Rock Resorts, Inc., Cl A 1	1,154,579	6,553,849

		12,719,770	69,457,849

	Hotels, Resorts & Cruise Lines (6.67%)
155,000	Choice Hotels International, Inc.	5,375,923	16,629,950
340,000	Hyatt Hotels Corp., Cl A 1	12,201,302	28,118,000

		17,577,225	44,747,950

	Internet & Direct Marketing Retail (1.66%)
225,000	Stitch Fix, Inc., Cl A 1	15,090,350	11,146,500

	Leisure Facilities (5.83%)
134,000	Vail Resorts, Inc. [1]	8,130,896	39,082,440

Total Consumer Discretionary		67,330,451	378,840,269

Financials (6.88%)

	Financial Exchanges & Data (3.45%)
75,000	FactSet Research Systems, Inc.	5,828,282	23,144,250

	Property & Casualty Insurance (3.43%)
600,000	Arch Capital Group Ltd. [1,2]	12,581,802	23,022,000

Total Financials		18,410,084	46,166,250

Health Care (3.50%)

	Biotechnology (2.48%)
100,000	BioNTech SE, ADR [1,2]	9,950,300	10,919,000
100,000	Denali Therapeutics, Inc. [1]	6,944,880	5,710,000

		16,895,180	16,629,000

	Health Care Technology (1.02%)
90,000	Schrödinger, Inc. [1]	7,906,728	6,866,100

Total Health Care		24,801,908	23,495,100

Shares		Cost	Value
Common Stocks (continued)
Industrials (7.59%)

	Research & Consulting Services (7.59%)
62,000	CoStar Group, Inc. [1]	$11,035,717	$50,957,180

Information Technology (5.34%)

	Application Software (1.54%)
101,870	Guidewire Software, Inc. [1]	4,816,691	10,353,048

	Data Processing & Outsourced Services (1.95%)
5,854	Adyen N.V. (Netherlands), 144A 1,2,5	5,352,874	13,062,640

	Internet Services & Infrastructure (1.85%)
153,500	GDS Holdings Limited, ADR [1,2]	10,686,246	12,447,315

Total Information Technology		20,855,811	35,863,003

Real Estate (1.78%)

	Residential REITs (1.12%)
225,000	American Homes 4 Rent, Cl A	4,700,804	7,501,500

	Specialized REITs (0.66%)
115,000	Americold Realty Trust [4]	3,907,873	4,424,050

Total Real Estate		8,608,677	11,925,550

Total Common Stocks		195,914,849	607,937,250

Private Common Stocks (1.48%)
Industrials (1.48%)

	Aerospace & Defense (1.48%)
20,859	Space Exploration Technologies Corp., Cl A1,3,4,6	2,815,965	8,760,571
2,844	Space Exploration Technologies Corp., Cl C1,3,4,6	383,940	1,194,452

Total Private Common Stocks		3,199,905	9,955,023

Private Preferred Stocks (2.53%)
Industrials (2.53%)

	Aerospace & Defense (2.53%)
29,630	Space Exploration Technologies Corp., Cl H1,3,4,6	4,000,050	12,444,304
1,479	Space Exploration Technologies Corp., Cl I1,3,4,6	249,951	621,165
9,259	Space Exploration Technologies Corp., Cl N1,3,4,6	2,499,930	3,888,687

Total Private Preferred Stocks		6,749,931	16,954,156

See Notes to Schedules of Investments.

Baron Focused Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2021 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (5.37%)
$36,017,113	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2021, 0.00% due 4/1/2021; Proceeds at maturity – $36,017,113; (Fully collateralized by $35,987,900 U.S. Treasury Note, 1.125% due 2/28/2025; Market value – $36,737,553)[5]	$36,017,113	$36,017,113

Total Investments (99.98%)		$241,881,798	670,863,542

Cash and Other Assets Less Liabilities (0.02%)			145,928

Net Assets			$671,009,470

Retail Shares (Equivalent to $43.37 per share based on 3,998,610 shares outstanding)			$173,420,288

Institutional Shares (Equivalent to $44.61 per share based on 5,066,730 shares outstanding)			$226,007,074

R6 Shares (Equivalent to $44.63 per share based on 6,084,865 shares outstanding)			$271,582,108

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2021, the market value of restricted and fair valued securities amounted to $26,909,179 or 4.01% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
[7]	Investors in the Fund may view Tesla, Inc.’s financial statements on the EDGAR website of the U.S. Securities and Exchange Commission by going to
https://www.sec.gov/cgi-bin/browse-edgar?CIK=1318605&owner=exclude.
Please note that the Fund is not responsible for Tesla’s financial statements and can provide no assurances as to their accuracy or completeness
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the market value of Rule 144A securities amounted to $13,062,640 or 1.95% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (95.81%)
Australia (0.95%)
744,822	NEXTDC Limited [1,2]	$3,762,116	$5,932,240

Brazil (4.04%)
193,670	Afya Ltd., Cl A 1	3,801,065	3,600,325
120,934	Arco Platform Limited, Cl A 1	3,928,368	3,064,468
595,286	Itaú Unibanco Holding SA, ADR	2,753,861	2,952,619
271,714	Notre Dame Intermedica Participacoes S.A.	3,091,592	3,997,036
54,020	PagSeguro Digital Ltd., Cl A 1	1,158,945	2,501,126
480,764	Suzano SA 1	4,362,323	5,855,111
88,271	XP, Inc., Cl A 1	3,005,746	3,325,169

Total Brazil		22,101,900	25,295,854

Canada (2.05%)
168,186	CAE, Inc. [1]	2,082,977	4,792,505
5,753	Constellation Software, Inc.	1,761,296	8,034,332

Total Canada		3,844,273	12,826,837

China (12.74%)
36,118	Alibaba Group Holding Limited, ADR [1]	6,452,603	8,189,034
930,902	China Conch Venture Holdings Ltd. [2]	4,083,359	4,385,883
68,159	China Tourism Group Duty Free Corporation Limited, Cl A 2	775,658	3,197,879
613,485	Galaxy Entertainment Group Ltd. [1,2]	4,639,708	5,546,106
43,843	GDS Holdings Limited, ADR [1]	2,396,001	3,555,229
153,308	GDS Holdings Limited, Cl A (Hong Kong) [1,2]	1,616,054	1,560,000
253,207	Glodon Co. Ltd., Cl A 2	1,460,228	2,581,013
585,931	Han’s Laser Technology Industry Group Co., Ltd., Cl A 2	3,140,221	3,802,918
597,906	Hua Hong Semiconductor Limited, 144A1,2	1,399,011	3,288,752
1,543,374	Kingdee International Software Group Co. Ltd. [2]	1,375,808	4,840,003
719,180	Kingsoft Corp. Ltd. [2]	2,965,613	4,809,567
248,925	Midea Group Co., Ltd., Cl A 2	1,766,612	3,136,519
57,639	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl A 2	1,625,815	3,529,769
107,137	Tencent Holdings Limited [2]	5,054,573	8,550,338
17,588	Tencent Holdings Limited, ADR	832,623	1,403,522
103,143	Will Semiconductor Co. Ltd. Shanghai, Cl A 2	3,692,074	4,069,994
1,298,975	Winning Health Technology Group Co. Ltd., Cl A 2	3,641,404	3,272,982
75,284	Zai Lab Limited, ADR [1]	1,909,192	10,045,144

Total China		48,826,557	79,764,652

Denmark (0.91%)
173,153	Genmab A/S, ADR [1]	7,056,439	5,684,613

France (8.30%)
319,942	BNP Paribas S.A. [1,2]	14,662,428	19,493,840
91,320	Eurofins Scientific SE 1,2	2,327,909	8,728,391
14,509	LVMH Moët Hennessy Louis Vuitton SE 2	4,811,986	9,691,301
36,710	Pernod Ricard SA 2	6,987,353	6,871,348
218,710	Vivendi SA 2	5,883,632	7,178,860

Total France		34,673,308	51,963,740

Shares		Cost	Value
Common Stocks (continued)
Germany (3.77%)
135,990	Befesa SA, 144A 2	$6,324,802	$9,112,196
60,194	Symrise AG 2	5,218,375	7,303,429
168,057	TeamViewer AG, 144A 1,2	6,563,059	7,187,172

Total Germany		18,106,236	23,602,797

Hong Kong (1.24%)
40,827	Hong Kong Exchanges & Clearing Ltd. [2]	1,707,794	2,422,096
311,500	Techtronic Industries Co. Ltd. [2]	2,131,519	5,340,292

Total Hong Kong		3,839,313	7,762,388

India (7.44%)
140,002	Bajaj Finance Limited [1,2]	7,057,302	9,911,630
2,458,770	Edelweiss Financial Services Ltd. [1,2]	2,033,042	2,136,237
261,563	Godrej Properties Ltd. [1,2]	3,435,859	5,047,814
179,037	HDFC Bank Ltd. [1,2]	2,695,614	3,664,841
125,802	Housing Development Finance Corp., Ltd. [2]	3,530,942	4,322,472
2,171,478	JM Financial Limited [2]	2,615,303	2,523,851
114,097	Kotak Mahindra Bank Ltd. [1,2]	1,993,518	2,748,023
548,081	Max Financial Services Limited [1,2]	3,895,199	6,453,848
681,376	Nippon Life India Asset Management Ltd., 144A 2	2,395,677	3,162,434
233,839	Reliance Industries Limited [2]	5,093,394	6,429,687
12,984	Reliance Industries Limited PP 2	59,095	194,635

Total India		34,804,945	46,595,472

Israel (2.61%)
283,728	ION Acquisition Corp. 1 Limited [1]	2,866,655	2,950,771
128,423	ION Acquisition Corp. 2 Limited [1]	1,284,230	1,304,778
152,785	Tower Semiconductor Ltd. [1]	3,043,112	4,284,091
28,060	Wix.com Ltd.[1]	3,231,212	7,834,913

Total Israel		10,425,209	16,374,553

Japan (12.93%)
83,689	Advantest Corporation [2]	4,483,840	7,350,585
33,700	FANUC Corp. [2]	5,742,781	8,101,717
17,843	Keyence Corporation [2]	5,478,737	8,132,055
192,600	MonotaRO Co, Ltd. [2]	1,326,991	5,224,917
163,160	Nexon Co, Ltd. [2]	2,504,072	5,294,220
104,365	Okamoto Industries, Inc. [2]	4,791,854	3,968,623
177,000	Recruit Holdings Co, Ltd. [2]	4,885,462	8,691,797
188,200	SMS Co. Ltd. [2]	5,152,739	5,762,570
64,803	Sony Corporation, ADR	3,369,962	6,869,766
69,800	Square Enix Holdings Co, Ltd. [2]	2,545,205	3,882,206
270,100	Takeda Pharmaceutical Company Limited [2]	10,866,684	9,845,724
18,148	Tokyo Electron Limited [2]	4,425,631	7,887,726

Total Japan		55,573,958	81,011,906

Korea, Republic of (1.39%)
73,495	Korea Shipbuilding & Offshore Engineering Co. Ltd. [1,2]	6,469,884	8,717,410

Mexico (1.28%)
1,525,350	Grupo Mexico S.A.B. de C.V., Series B	4,132,427	8,040,373

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Netherlands (4.07%)
212,160	AMG Advanced Metallurgical Group NV 2	$6,021,697	$8,497,047
43,181	argenx SE, ADR [1]	1,904,769	11,891,616
30,314	Koninklijke DSM NV 2	3,649,814	5,124,829

Total Netherlands		11,576,280	25,513,492

Norway (0.71%)
431,796	Golar LNG Ltd. [1]	6,252,146	4,417,273

Russia (4.20%)
2,571,069	Detsky Mir PJSC, 144A 2	3,841,525	4,879,386
29,174	Novatek PJSC, GDR	4,069,304	5,761,865
1,100	Novatek PJSC, GDR (London) [2]	153,019	217,159
333,867	Sberbank of Russia PJSC, ADR [2]	3,957,006	5,133,361
177,534	TCS Group Holding PLC, GDR	4,902,171	10,296,972

Total Russia		16,923,025	26,288,743

Spain (1.77%)
79,674	Cellnex Telecom S.A., 144A 2	4,848,906	4,593,063
197,506	Industria de Diseno Textil, S.A. [2]	6,203,235	6,525,585

Total Spain		11,052,141	11,118,648

Sweden (3.19%)
328,985	Epiroc AB Cl A 2	5,190,793	7,452,882
19,316	Spotify Technology SA 1	2,790,396	5,175,722
558,825	Telefonaktiebolaget LM Ericsson, ADR	5,191,587	7,370,902

Total Sweden		13,172,776	19,999,506

Switzerland (3.57%)
376,689	Clariant A [2]	7,747,137	7,600,447
951,966	Credit Suisse Group AG2	10,237,832	10,071,188
41,830	Nestle S.A. [2]	4,040,805	4,663,057

Total Switzerland		22,025,774	22,334,692

United Arab Emirates (0.27%)
294,649	Network International Holdings plc, 144A 1,2	1,471,622	1,677,361

United Kingdom (15.96%)
144,508	AstraZeneca PLC, ADR	5,429,097	7,184,938
1,068,809	B&M European Value Retail S.A. [2]	4,991,624	7,776,171
98,806	Dechra Pharmaceuticals PLC	3,329,156	4,672,136
97,910	Endava plc, ADR [1]	2,300,130	8,291,998
152,703	Experian plc [2]	3,184,532	5,260,764
442,543	Future PLC [2]	7,584,254	11,683,860
1,282,151	Glencore PLC [1,2]	5,308,135	5,034,242
379,691	J D Wetherspoon PLC [1,2]	4,481,096	7,106,554
38,713	Linde Public Limited Company [2]	7,274,365	10,859,152
19,279,279	Lloyds Banking Group PLC [1,2]	7,651,306	11,309,693
1,705,252	S4 Capital PLC[1]	4,781,248	11,895,347
435,206	WANdisco plc [1,2]	3,773,599	2,761,131
674,144	Watches of Switzerland Group PLC, 144A 1,2	5,999,471	6,136,216

Total United Kingdom		66,088,013	99,972,202

United States (2.42%)
54,278	Agilent Technologies, Inc.	2,697,622	6,900,905
215,344	Arch Capital Group Ltd. [1]	4,878,484	8,262,749

Total United States		7,576,106	15,163,654

Total Common Stocks		409,754,448	600,058,406

Principal Amount		Cost	Value
Short Term Investments (3.94%)
$24,669,275	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2021, 0.00% due 4/1/2021; Proceeds at maturity – $24,669,275; (Fully collateralized by $24,649,300 U.S. Treasury Note, 1.125% due 2/28/2025; Market value – $25,162,762) [2]	$24,669,275	$24,669,275

Total Investments (99.75%)		$434,423,723	624,727,681

Cash and Other Assets Less Liabilities (0.25%)			1,569,712

Net Assets			$626,297,393

Retail Shares (Equivalent to $32.70 per share based on 2,669,448 shares outstanding)			$87,292,775

Institutional Shares (Equivalent to $33.27 per share based on 11,828,954 shares outstanding)			$393,557,941

R6 Shares (Equivalent to $33.25 per share based on 4,373,836 shares outstanding)			$145,446,677

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the market value of Rule 144A securities amounted to $40,036,580 or 6.39% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of March 31, 2021	Percentage of Net Assets

Financials	17.3%
Information Technology	16.6%
Industrials	12.2%
Health Care	12.1%
Consumer Discretionary	12.1%
Materials	10.0%
Communication Services	9.5%
Energy	2.7%
Consumer Staples	1.8%
Real Estate	0.8%
Special Purpose Acquisition Company	0.7%
Cash and Cash Equivalents*	4.2%

100.0%

*	Includes short term investments.

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (89.60%)
Communication Services (6.42%)

	Integrated Telecommunication Services (0.58%)
146,315	Cellnex Telecom S.A., 144A (Spain)[2,4]	$8,424,481	$8,434,797

	Interactive Media & Services (5.84%)
722,154	TripAdvisor, Inc. [1]	25,083,497	38,844,664
355,760	Zillow Group, Inc., Cl C [1]	33,047,344	46,120,726

		58,130,841	84,965,390

Total Communication Services		66,555,322	93,400,187

Consumer Discretionary (36.16%)

	Casinos & Gaming (17.95%)
683,950	Boyd Gaming Corporation [1]	12,179,530	40,325,692
1,148,050	Las Vegas Sands Corp. [1]	65,418,457	69,755,518
472,578	Penn National Gaming, Inc. [1]	2,530,559	49,545,078
1,378,093	Red Rock Resorts, Inc., Cl A [1]	15,120,565	44,912,051
453,250	Wynn Resorts Ltd. [1]	29,631,012	56,823,952

		124,880,123	261,362,291

	Distributors (0.52%)
21,850	Pool Corp.	4,370,642	7,543,494

	Home Improvement Retail (3.92%)
56,350	The Home Depot, Inc.	11,197,291	17,200,838
209,700	Lowe’s Companies, Inc.	28,621,340	39,880,746

		39,818,631	57,081,584

	Homebuilding (4.83%)
173,147	D.R. Horton, Inc.	6,346,540	15,430,861
162,473	Installed Building Products, Inc.	8,676,371	18,015,006
220,850	Lennar Corp., Cl A	11,707,502	22,356,645
256,250	Toll Brothers, Inc.	8,653,637	14,537,063

		35,384,050	70,339,575

	Hotels, Resorts & Cruise Lines (6.32%)
771,023	Hilton Grand Vacations, Inc. [1]	20,930,282	28,905,652
93,150	Hilton Worldwide Holdings, Inc. [1]	6,205,517	11,263,698
136,300	Marriott Vacations Worldwide Corp. [1]	6,940,321	23,740,734
460,200	Travel + Leisure Co.	28,993,387	28,145,832

		63,069,507	92,055,916

	Leisure Facilities (2.62%)
145,650	SeaWorld Entertainment, Inc. [1]	2,658,980	7,234,435
664,091	Six Flags Entertainment Corp. [1]	16,614,889	30,860,309

		19,273,869	38,094,744

Total Consumer Discretionary		286,796,822	526,477,604

Shares		Cost	Value
Common Stocks (continued)
Financials (2.58%)

	Asset Management & Custody Banks (2.58%)
844,557	Brookfield Asset Management, Inc., Cl A [2]	$20,686,384	$37,582,786

Industrials (5.14%)

	Building Products (2.17%)
112,101	AZEK Co., Inc. [1]	2,578,323	4,713,847
234,400	Fortune Brands Home & Security, Inc.	17,875,961	22,460,208
48,800	Trex Co., Inc. [1]	1,446,739	4,467,152

		21,901,023	31,641,207

	Research & Consulting Services (2.47%)
43,700	CoStar Group, Inc. [1]	26,544,288	35,916,593

	Trading Companies & Distributors (0.50%)
42,251	SiteOne Landscape Supply, Inc. [1]	2,254,635	7,213,936

Total Industrials		50,699,946	74,771,736

Information Technology (5.06%)

	Internet Services & Infrastructure (5.06%)
744,900	GDS Holdings Limited, ADR [1,2]	32,537,591	60,403,941
1,660,900	NEXTDC Limited (Australia) [1,2,4]	8,234,614	13,228,473

Total Information Technology		40,772,205	73,632,414

Materials (1.84%)

	Construction Materials (1.27%)
110,150	Vulcan Materials Co.	13,256,040	18,587,813

	Specialty Chemicals (0.57%)
11,200	The Sherwin-Williams Co.	3,612,908	8,265,712

Total Materials		16,868,948	26,853,525

Real Estate (32.40%)

	Diversified REITs (1.78%)
485,100	American Assets Trust, Inc.	14,037,259	15,736,644
1,585,000	Colony Capital, Inc. [1]	7,747,196	10,270,800

		21,784,455	26,007,444

	Hotel & Resort REITs (1.20%)
534,100	MGM Growth Properties LLC, Cl A	12,722,225	17,422,342

	Industrial REITs (3.10%)
264,000	Prologis, Inc.	18,478,930	27,984,000
340,759	Rexford Industrial Realty, Inc.	14,254,411	17,174,254

		32,733,341	45,158,254

	Office REITs (3.51%)
1,054,700	Douglas Emmett, Inc.	29,039,736	33,117,580
396,500	Vornado Realty Trust	15,122,851	17,997,135

		44,162,587	51,114,715

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Real Estate (continued)

	Real Estate Development (1.62%)
248,150	The Howard Hughes Corp. [1]	$18,586,276	$23,606,510

	Real Estate Services (6.14%)
301,350	CBRE Group, Inc., Cl A [1]	7,581,286	23,839,798
182,500	Jones Lang LaSalle, Inc. [1]	21,815,190	32,674,800
1,551,072	Opendoor Technologies, Inc. [1]	19,363,750	32,867,216

		48,760,226	89,381,814

	Residential REITs (3.60%)
295,750	Equity LifeStyle Properties, Inc.	16,444,755	18,821,530
206,500	Equity Residential	12,509,074	14,791,595
586,400	Invitation Homes, Inc.	14,552,297	18,758,936

		43,506,126	52,372,061

	Retail REITs (1.72%)
219,950	Simon Property Group, Inc.	18,752,642	25,023,711

	Specialized REITs (9.73%)
111,100	Alexandria Real Estate Equities, Inc. [3]	9,139,177	18,253,730
176,450	American Tower Corp.	29,180,814	42,182,137
474,790	Americold Realty Trust [3]	12,932,109	18,265,171
58,640	Equinix, Inc.	19,257,556	39,851,158
321,148	Gaming and Leisure Properties, Inc.	8,593,064	13,626,310
34,050	SBA Communications Corp.	7,570,230	9,450,577

		86,672,950	141,629,083

Total Real Estate		327,680,828	471,715,934

Special Purpose Acquisition Company (4.78%)
2,376,727	Fifth Wall Acquisition Corp. I, Cl A [1,5]	23,767,270	23,767,270
1,315,000	GO Acquisition Corp., Cl A [1]	13,259,136	12,952,750
1,965,554	RXR Acquisition Corp. [1,5]	19,655,540	19,360,707
1,350,000	Tishman Speyer Innovation Corp. II [1]	14,039,678	13,527,000

Total Special Purpose Acquisition Company		70,721,624	69,607,727

Total Common Stocks		880,782,079	1,374,041,913

Principal Amount		Cost	Value
Short Term Investments (5.29%)
$77,061,281	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2021, 0.00% due 4/1/2021; Proceeds at maturity – $77,061,281;(Fully collateralized by $76,998,600 U.S. Treasury Note, 1.125% due 2/28/2025; Market value – $78,602,534)[4]	$77,061,281	$77,061,281

Total Investments (99.67%)		$957,843,360	1,451,103,194

Cash and Other Assets Less Liabilities (0.33%)			4,795,477

Net Assets			$1,455,898,671

Retail Shares (Equivalent to $39.09 per share based on 10,687,702 shares outstanding)			$417,747,025

Institutional Shares (Equivalent to $40.01 per share based on 25,357,357 shares outstanding)			$1,014,443,048

R6 Shares (Equivalent to $40.01 per share based on 592,604 shares outstanding)			$23,708,598

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[5]	See Note 10 regarding “Affiliated” companies.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the market value of Rule 144A securities amounted to $8,434,797 or 0.58% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (94.54%)
Brazil (8.17%)
21,358,704	Aeris Indústria E Comércio De Equipamentos Para Geracão De Energia SA 1	$23,644,191	$33,544,623
1,616,963	Afya Ltd., Cl A 1	42,369,182	30,059,342
11,457,146	Itaú Unibanco Holding SA, ADR	53,930,309	56,827,444
7,267,366	Localiza Rent a Car SA	53,590,010	77,119,695
19,002,328	Lojas Americanas SA	88,662,945	75,487,382
5,716,323	Notre Dame Intermedica Participacoes S.A.	66,537,100	84,089,710
1,086,496	PagSeguro Digital Ltd., Cl A 1	23,079,070	50,304,765
991,242	StoneCo Ltd., Cl A 1	32,138,664	60,683,835
8,260,016	Suzano SA 1	78,047,186	100,596,786
1,933,850	XP, Inc., Cl A 1	70,194,892	72,848,130

Total Brazil		532,193,549	641,561,712

China (37.33%)
1,247,368	Alibaba Group Holding Limited, ADR [1]	151,354,005	282,815,747
11,658,630	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Cl A 3	54,805,389	91,119,747
23,393,624	China Conch Venture Holdings Ltd. [3]	92,891,704	110,217,509
15,905,732	China Mengniu Dairy Co. Ltd. [3]	39,122,048	91,628,985
39,027,867	China Molybdenum Co. Ltd., Cl A 3	29,161,810	31,695,635
27,479,871	China Molybdenum Co. Ltd., Cl H 3	14,427,560	16,777,426
1,848,179	China Tourism Group Duty Free Corporation Limited, Cl A 3	20,274,728	86,712,736
10,097,772	Galaxy Entertainment Group Ltd. [1,3]	78,829,260	91,287,179
1,128,455	GDS Holdings Limited, ADR [1]	52,858,571	91,506,416
2,481,259	GDS Holdings Limited, Cl A (Hong Kong) [1,3]	26,697,725	25,248,291
5,655,224	Glodon Co. Ltd., Cl A 3	25,811,198	57,645,342
11,038,108	Han’s Laser Technology Industry Group Co., Ltd., Cl A 3	62,454,931	71,641,576
2,954,332	Hangzhou Tigermed Consulting Co. Ltd., CI A 3	37,153,807	68,066,579
11,976,156	Hua Hong Semiconductor Limited, 144A 1,3	29,482,527	65,874,248
23,859,166	Kingdee International Software Group Co. Ltd. [3]	15,705,911	74,822,067
15,211,225	Kingsoft Corp. Ltd. [3]	63,597,279	101,726,132
22,465	Kuaishou Technology, 144A 1	349,328	780,225
4,411,501	Lufax Holding Ltd., ADR [1]	61,344,097	64,054,995
1,926,677	Meituan Inc., Cl B, 144A 1,3	24,032,112	75,187,006
7,348,201	Midea Group Co., Ltd., Cl A 3	49,453,961	92,589,227
2,330,550	New Frontier Health Corp. [1]	24,085,361	26,335,215
2,316,368	New Oriental Education & Technology Group, Inc., ADR [1]	16,317,104	32,429,152
8,715,528	Ping An Insurance (Group) Company of China, Ltd., CI H 3	97,814,572	104,249,535

Shares		Cost	Value
Common Stocks (continued)
China (continued)
4,423,255	SF Holding Co. Ltd., Cl A 3	$35,913,451	$54,956,952
3,920,667	Shanghai Henlius Biotech, Inc., Cl H, 144A 1,3	24,773,660	20,388,248
1,278,919	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl A 3	38,481,493	78,320,032
4,231,486	Shenzhou International Group Holdings Ltd. [3]	22,504,827	88,508,034
56,881,047	Sino Biopharmaceutical Ltd. [3]	37,266,435	57,099,825
4,369,592	Tencent Holdings Limited [3]	169,691,177	348,726,283
188,376	Tencent Holdings Limited, ADR	10,291,137	15,032,405
10,525,111	Venustech Group, Inc., Cl A 3	53,903,787	53,789,460
1,906,368	Will Semiconductor Co. Ltd. Shanghai, Cl A 3	71,865,992	75,224,755
15,933,072	Winning Health Technology Group Co. Ltd., Cl A 3	45,377,806	40,145,999
802,368	Yum China Holdings, Inc.	44,188,014	47,508,209
503,798	Yum China Holdings, Inc. (Hong Kong) [3]	27,541,877	29,602,704
3,593,422	Yunnan Baiyao Group Co. Ltd., Cl A 3	52,198,418	66,288,588
1,149,729	Zai Lab Limited, ADR[1]	30,656,557	153,408,340
1,582,919	ZTO Express Cayman, Inc., ADR [1]	49,801,109	46,142,089

Total China		1,782,480,728	2,929,552,893

Hong Kong (2.54%)
21,024,893	Budweiser Brewing Co. APAC Limited, 144A 3	67,832,420	62,935,225
500,813	Hong Kong Exchanges & Clearing Ltd. [3]	21,389,522	29,711,158
6,203,950	Techtronic Industries Co. Ltd. [3]	25,079,776	106,359,243

Total Hong Kong		114,301,718	199,005,626

Hungary (0.83%)
1,528,263	OTP Bank Nyrt [1,3]	62,168,451	65,327,760

India (20.52%)
1,884,527	Asian Paints Ltd. [3]	47,850,501	65,568,173
2,404,239	Bajaj Finance Limited [3]	108,221,768	170,211,336
7,178,329	Bharti Airtel Ltd. [3]	52,480,938	50,919,443
1,664,633	Divi’s Laboratories Ltd. [1,3]	19,871,030	82,617,159
932,898	Dr. Reddy’s Laboratories Ltd. [3]	40,023,684	57,714,001
327,566	Dr. Reddy’s Laboratories Ltd., ADR	14,297,565	20,109,277
28,707,607	Edelweiss Financial Services Ltd. [1,3]	43,093,753	24,941,843
1,403,014	Godrej Properties Ltd. [1,3]	28,052,133	27,076,282
4,188,882	HDFC Bank Ltd. [1,3]	66,068,675	85,745,321
3,925,013	Hemisphere Properties India Limited [1,3]	14,835,694	7,432,838

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
India (continued)
1,629,271	Hindustan Unilever Ltd. [3]	$46,414,519	$54,340,439
2,876,215	Housing Development Finance Corp., Ltd. [3]	78,359,026	98,824,815
2,536,448	ICICI Lombard General Insurance Co. Ltd., 144A 3	45,856,200	49,858,071
38,260,642	JM Financial Limited [3]	56,062,324	44,469,323
1,094,823	Jubilant FoodWorks Ltd. [3]	45,550,465	43,731,676
3,101,180	Kotak Mahindra Bank Ltd. [1,3]	44,012,726	74,691,843
9,588,132	Max Financial Services Ltd. [1,3]	83,658,113	112,903,648
3,442,552	Muthoot Finance Ltd. [1,3]	52,982,480	56,818,719
11,555,405	Nippon Life India Asset Management Ltd., 144A 3	41,276,136	53,631,480
6,016,202	Reliance Industries Limited [3]	122,615,749	165,422,770
378,065	Reliance Industries Limited PP 3	1,797,439	5,667,354
4,983,796	SBI Life Insurance Company Limited, 144A 1,3	53,095,225	60,216,151
5,167,699	Tata Communications Ltd. [3]	40,713,353	75,295,737
7,363,351	Tata Consumer Products Ltd. [3]	28,711,053	64,510,068
2,701,908	Titan Co. Ltd. [3]	44,161,610	57,768,669

Total India		1,220,062,159	1,610,486,436

Japan (0.72%)
123,231	Keyence Corporation [3]	44,823,146	56,163,275

Korea, Republic of (6.11%)
1,313,978	Korea Shipbuilding & Offshore Engineering Co. Ltd. [1,3]	130,276,655	155,853,936
4,474,961	Samsung Electronics Co., Ltd. [3]	166,017,617	323,739,367

Total Korea, Republic of		296,294,272	479,593,303

Mexico (2.41%)
26,518	DD3 Acquisition Corp. II Private Units [1,2,4]	265,180	269,423
19,685,153	Grupo México S.A.B. de C.V., Series B	53,359,730	103,763,712
26,837,840	Wal-Mart de Mexico, S.A.B de C.V.	67,404,765	84,756,602

Total Mexico		121,029,675	188,789,737

Norway (0.49%)
3,762,328	Golar LNG Ltd. [1]	39,116,123	38,488,615

Philippines (1.11%)
63,270,165	Ayala Land, Inc. [3]	47,770,321	44,862,101
20,063,936	BDO Unibank, Inc. [3]	42,659,016	42,217,266

Total Philippines		90,429,337	87,079,367

Shares		Cost	Value
Common Stocks (continued)
Poland (0.77%)
3,707,889	InPost SA 1	$79,344,880	$60,727,540

Russia (6.13%)
776,256	Fix Price Group Ltd., GDR [1]	7,560,892	7,576,259
4,746,202	Fix Price Group Ltd., GDR, 144A 1	46,272,864	46,322,931
628,612	Novatek PJSC, GDR	94,742,968	124,150,870
669,906	Ozon Holdings PLC, ADR [1]	24,890,706	37,561,629
124,205	Polyus PJSC [3]	24,757,475	22,907,840
179,766	Polyus PJSC, GDR	17,983,107	16,547,460
283,524	Sberbank of Russia PJSC, ADR	4,374,903	4,369,105
8,608,139	Sberbank of Russia PJSC, ADR (London) [3]	94,997,857	132,354,166
681,864	TCS Group Holding PLC, GDR	40,676,929	39,548,112
776,676	Yandex N.V., Cl A 1	14,846,340	49,753,865

Total Russia		371,104,041	481,092,237

Taiwan (5.25%)
11,333,879	Delta Electronics, Inc. [3]	50,589,427	115,589,693
2,502,896	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	83,609,444	296,042,539

Total Taiwan		134,198,871	411,632,232

United Arab Emirates (0.33%)
4,616,553	Network International Holdings plc, 144A1,3	28,179,786	26,280,858

United Kingdom (1.60%)
32,030,205	Glencore PLC [1,3]	109,099,967	125,763,509

United States (0.23%)
221,434	ACM Research, Inc., Cl A 1	20,027,134	17,889,653

Total Common Stocks		5,044,853,837	7,419,434,753

Private Convertible Preferred Stocks (0.63%)
India (0.63%)
15,334	Think & Learn Private Limited, Series F1,2,4	49,776,072	49,776,072

Warrants (0.04%)
Mexico (0.04%)
1,791,760	DD3 Acquisition Corp. II Forward Shares [1,2,4]	0	143,341
358,352	DD3 Acquisition Corp. II Founders Shares [1,2,4]	3,116	2,576,551

Total Warrants		3,116	2,719,892

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2021 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (5.23%)
$410,840,524	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2021, 0.00% due 4/1/2021; Proceeds at maturity – $410,840,524; (Fully collateralized by $357,239,700 U.S. Treasury Note, 2.00% due 2/15/2025; Market value – $377,421,221) and $40,786,600 U.S. Treasury Note, 1.125% due 2/28/2025; Market value $41,636,213)[3]	$410,840,524	$410,840,524

Total Investments (100.44%)		$5,505,473,549	7,882,771,241

Liabilities Less Cash and Other Assets (-0.44%)			(34,554,326)

Net Assets			$7,848,216,915

Retail Shares (Equivalent to $18.93 per share based on 26,761,017 shares outstanding)			$506,582,582

Institutional Shares (Equivalent to $19.02 per share based on 385,133,835 shares outstanding)			$7,326,829,565

R6 Shares (Equivalent to $19.04 per share based on 777,765 shares outstanding)			$14,804,768

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At March 31, 2021, the market value of restricted and fair valued securities amounted to $52,765,387 or 0.67% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the market value of Rule 144A securities amounted to $461,474,443 or 5.88% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of March 31, 2021	Percentage of Net Assets

Information Technology	19.0%
Financials	18.4%
Consumer Discretionary	15.0%
Health Care	9.6%
Industrials	9.1%
Materials	7.3%
Communication Services	6.9%
Consumer Staples	4.6%
Energy	4.3%
Real Estate	1.0%
Special Purpose Acquisition Company	0.0	%(a)
Cash and Other Assets Less Liabilities*	4.8%

	100.0%

*	Includes short term investments.
(a)	Represents less than 0.05% of net assets of the Fund.

See Notes to Schedules of Investments.

Baron Global Advantage Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (95.43%)
Argentina (3.26%)
76,873	Globant S.A. [1]	$5,591,434	$15,959,603
46,026	MercadoLibre, Inc. [1]	31,748,310	67,756,716

Total Argentina		37,339,744	83,716,319

Brazil (3.85%)
1,350,809	Afya Ltd., Cl A 1	30,749,276	25,111,539
671,264	Arco Platform Limited, Cl A 1	27,148,976	17,009,830
518,345	PagSeguro Digital Ltd., Cl A 1	17,909,866	23,999,373
535,148	StoneCo Ltd., Cl A 1	18,692,727	32,761,761

Total Brazil		94,500,845	98,882,503

Canada (3.13%)
587,696	Nuvei Corp., 144A 1	21,077,497	35,555,608
40,563	Shopify, Inc., Cl A 1	28,417,926	44,882,960

Total Canada		49,495,423	80,438,568

China (13.70%)
522,439	Alibaba Group Holding Limited, ADR[1]	110,633,641	118,452,594
673,206	GDS Holdings Limited, ADR[1]	44,161,310	54,590,275
1,526,791	GDS Holdings Limited, Cl A (Hong Kong) [1,4]	16,094,249	15,536,009
7,943	Kuaishou Technology, 144A 1	119,002	275,866
1,381,225	Meituan Inc., Cl B, 144A 1,4	26,631,859	53,901,185
189,309	Pinduoduo, Inc., ADR [1]	9,401,277	25,344,689
663,624	TAL Education Group, ADR [1]	33,010,270	35,736,152
360,337	Zai Lab Limited, ADR [1]	24,796,803	48,079,766

Total China		264,848,411	351,916,536

India (1.47%)
534,508	Bajaj Finance Limited [4]	33,760,009	37,841,213

Indonesia (0.27%)
31,632	Sea Ltd., ADR [1]	7,379,405	7,061,212

Israel (6.08%)
326,882	Fiverr International Ltd. [1]	7,503,852	70,992,233
1,143,741	ION Acquisition Corp. 1 Limited [1]	11,437,410	11,894,906
551,889	ION Acquisition Corp. 2 Limited [1]	5,518,890	5,607,192
242,889	Wix.com Ltd. [1]	43,240,533	67,819,467

Total Israel		67,700,685	156,313,798

Korea, Republic of (1.26%)
654,000	Coupang, Inc., Cl A 1	22,890,000	32,274,900

Mexico (0.38%)
996,069	DD3 Acquisition Corp. II 1,3	9,115,057	9,801,319
8,652	DD3 Acquisition Corp. II Private Units [1,2,3,5]	86,516	87,904

Total Mexico		9,201,573	9,889,223

Shares		Cost	Value
Common Stocks (continued)
Netherlands (4.66%)
16,186	Adyen N.V., 144A 1,4	$16,437,273	$36,117,506
218,893	argenx SE, ADR [1]	39,835,770	60,280,943
38,227	ASML Holding N.V. [4]	8,394,703	23,454,911

Total Netherlands		64,667,746	119,853,360

Poland (0.46%)
62,873	Allegro.eu SA, 144A1,4	805,513	885,037
668,821	InPost SA 1	13,261,506	10,953,902

Total Poland		14,067,019	11,838,939

United Kingdom (2.40%)
726,800	Endava plc, ADR [1]	31,977,783	61,552,692

United States (54.51%)
305,555	10X Genomics, Inc., Cl A 1	28,039,425	55,305,455
585,435	Acceleron Pharma, Inc. [1]	46,760,372	79,390,840
3,651	Airbnb, Inc., Cl A 1	248,268	686,169
71,047	Alphabet, Inc., Cl C 1	114,982,518	146,969,956
38,418	Amazon.com, Inc. [1]	91,152,664	118,868,365
390,596	Arrowhead Pharmaceuticals, Inc. [1]	26,433,009	25,900,421
121,136	BigCommerce Holdings, Inc. [1]	2,907,264	7,001,661
137,887	Bill.Com Holdings, Inc. [1]	5,238,091	20,062,558
526,681	BridgeBio Pharma, Inc. [1]	33,324,868	32,443,550
371,841	Cloudflare, Inc., Cl A 1	9,123,087	26,125,549
236,309	Crowdstrike Holdings, Inc., Cl A 1	20,825,845	43,128,756
180,951	Datadog, Inc., Cl A 1	6,822,184	15,080,456
933,945	Dynatrace, Inc. [1]	33,781,139	45,053,507
176,562	EPAM Systems, Inc. [1]	42,803,914	70,040,380
349,675	Facebook, Inc., Cl A 1	78,862,992	102,989,778
350,583	Guardant Health, Inc. [1]	27,416,295	53,516,495
150,165	Illumina, Inc. [1]	49,300,735	57,672,370
923,813	MaxCyte, Inc. [1]	10,715,379	11,207,397
8,586	nCino, Inc. [1]	266,166	572,858
58,333	Okta, Inc. [1]	6,160,801	12,858,343
2,995,470	Opendoor Technologies, Inc. [1]	29,954,700	63,474,009
602,814	PTC Therapeutics, Inc. [1]	29,378,052	28,543,243
233,227	RingCentral, Inc., Cl A 1	62,885,207	69,473,659
1,493,774	Sarissa Capital Acquisition Corp. [1,3]	14,937,740	16,177,572
422,406	Schrödinger, Inc. [1]	15,544,854	32,225,354
154,198	Snowflake, Inc., Cl A 1	18,503,760	35,354,517
338,161	Splunk, Inc. [1]	55,904,468	45,814,052
190,027	Twilio, Inc., Cl A 1	32,336,272	64,753,601
189,872	Veeva Systems, Inc., Cl A 1	34,015,516	49,602,161
1,000,838	ZoomInfo Technologies Inc., Cl A 1	32,829,689	48,940,978
123,983	Zscaler, Inc. [1]	8,588,946	21,284,162

Total United States		970,044,220	1,400,518,172

Total Common Stocks		1,667,872,863	2,452,097,435

See Notes to Schedules of Investments.

Baron Global Advantage Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2021 (UNAUDITED)

Shares		Cost	Value
Private Common Stocks (0.23%)
United States (0.23%)
8,227	Space Exploration Technologies Corp., Cl A 1,2,5	$3,455,258	$3,455,258
5,613	Space Exploration Technologies Corp., Cl C 1,2,5	2,357,404	2,357,404

Total Private Common Stocks		5,812,662	5,812,662

Private Convertible Preferred Stocks (2.64%)
India (1.16%)
9,201	Think & Learn Private Limited., Series F 1,2,5	29,867,591	29,867,591

United States (1.48%)
219,321	Farmers Business Network, Inc., Series F 1,2,5	7,250,006	8,639,054
69,926	Resident Home, Inc. Series B1 [1,2,5]	4,999,968	4,745,878
484,183	Rivian Automotive, Inc., Series E [1,2,5]	7,499,995	15,760,157
176,391	Rivian Automotive, Inc., Series F 1,2,5	6,500,008	5,854,417
302,325	Zymergen, Inc., Series D 1,2,5	2,249,993	2,917,436

Total United States		28,499,970	37,916,942

Total Private Convertible Preferred Stocks		58,367,561	67,784,533

Private Preferred Stocks (0.44%)
United States (0.44%)
461,004	GM Cruise Holdings, Cl G 1,2,5	12,147,455	11,276,158

Warrants (0.05%)
Mexico (0.05%)
498,034	DD3 Acquisition Corp. II 1,3 Exp. 12/10/2027	845,632	507,995
584,567	DD3 Acquisition Corp. II Forward Shares [1,2,3,5]	0	46,765
116,913	DD3 Acquisition Corp. II Founders Shares [1,2,3,5]	1,017	840,604

Total Warrants		846,649	1,395,364

Principal Amount		Cost	Value
Short Term Investments (1.36%)
$34,990,737	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2021, 0.00% due 4/1/2021; Proceeds at maturity – $34,990,738; (Fully collateralized by $34,962,300 U.S. Treasury Note, 1.125% due 2/28/2025; Market value – $35,690,589) [4]	$34,990,737	$34,990,737

Total Investments (100.15%)		$1,780,037,927	2,573,356,889

Liabilities Less Cash and Other Assets (-0.15%)			(3,933,456)

Net Assets			$2,569,423,433

Retail Shares (Equivalent to $50.37 per share based on 18,432,066 shares outstanding)			$928,338,683

Institutional Shares (Equivalent to $51.29 per share based on 31,684,842 shares outstanding)			$1,625,223,175

R6 Shares (Equivalent to $51.32 per share based on 309,057 shares outstanding)			$15,861,575

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At March 31, 2021, the market value of restricted and fair valued securities amounted to $85,848,626 or 3.34% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[3]	See Note 6 regarding “Affiliated” companies.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[5]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the market value of Rule 144A securities amounted to $126,735,202 or 4.93% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of March 31, 2021	Percentage of Net Assets

Information Technology	34.6%
Consumer Discretionary	24.3%
Health Care	20.8%
Communication Services	11.9%
Real Estate	2.5%
Special Purpose Acquisition Company	1.7%
Financials	1.5%
Industrials	1.1%
Materials	0.4%
Cash and Cash Equivalents*	1.2%

100.0%

*	Includes short term investments.

See Notes to Schedules of Investments.

Baron Real Estate Income Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (96.74%)
Consumer Discretionary (17.58%)
	Casinos & Gaming (12.69%)
34,772	Las Vegas Sands Corp. [1]	$1,923,393	$2,112,747
8,901	Penn National Gaming, Inc. [1]	434,538	933,181
51,412	Red Rock Resorts, Inc., Cl A [1]	1,111,821	1,675,517
8,140	Wynn Resorts Ltd. [1]	843,709	1,020,512

		4,313,461	5,741,957

	Hotels, Resorts & Cruise Lines (4.89%)
50,311	Extended Stay America, Inc.	685,809	993,642
19,893	Travel + Leisure Co.	1,016,262	1,216,656

		1,702,071	2,210,298

Total Consumer Discretionary		6,015,532	7,952,255

Information Technology (2.81%)

	Internet Services & Infrastructure (2.81%)
15,688	GDS Holdings Limited, ADR [1,2]	1,169,339	1,272,140

Real Estate (70.34%)
	Diversified REITs (5.97%)
22,940	American Assets Trust, Inc.	630,760	744,174
189,779	Colony Capital, Inc. [1]	806,815	1,229,768
21,725	STORE Capital Corp.	670,540	727,787

		2,108,115	2,701,729

	Health Care REITs (1.76%)
11,146	Welltower, Inc.	771,303	798,388

	Hotel & Resort REITs (7.62%)
44,306	Host Hotels & Resorts, Inc. [1]	683,131	746,556
35,837	MGM Growth Properties LLC, Cl A	1,126,391	1,169,003
10,706	Park Hotels & Resorts, Inc. [1]	160,083	231,036
53,505	Pebblebrook Hotel Trust	947,706	1,299,636

		2,917,311	3,446,231

	Industrial REITs (9.34%)
14,037	Duke Realty Corp.	526,683	588,572
19,960	Prologis, Inc.	1,899,634	2,115,760
22,108	Rexford Industrial Realty, Inc.	1,036,790	1,114,243
7,043	Terreno Realty Corp.	402,209	406,874

		3,865,316	4,225,449

	Office REITs (7.17%)
2,170	Boston Properties, Inc.	174,888	219,734
42,015	Douglas Emmett, Inc.	1,247,425	1,319,271
71,000	Paramount Group, Inc.	703,881	719,230
21,673	Vornado Realty Trust	854,213	983,738

		2,980,407	3,241,973

	Real Estate Operating Companies (2.29%)
51,159	Kennedy-Wilson Holdings, Inc.	910,631	1,033,923

	Residential REITs (13.18%)
32,670	American Homes 4 Rent, Cl A	960,597	1,089,218
20,360	Equity LifeStyle Properties, Inc.	1,236,485	1,295,710
13,902	Equity Residential	811,641	995,800
42,798	Invitation Homes, Inc.	1,192,609	1,369,108
8,091	Sun Communities, Inc.	1,158,315	1,213,974

		5,359,647	5,963,810

	Retail REITs (2.95%)
11,710	Simon Property Group, Inc.	1,039,730	1,332,247

Shares		Cost	Value
Common Stocks (continued)
Real Estate (continued)
	Specialized REITs (20.06%)
7,212	Alexandria Real Estate Equities, Inc. [3]	$1,199,685	$1,184,931
6,777	American Tower Corp.	1,462,844	1,620,110
17,721	Americold Realty Trust [3]	546,221	681,727
5,848	CoreSite Realty Corp.	704,805	700,883
6,440	Crown Castle International Corp.	967,864	1,108,517
2,454	Equinix, Inc.	1,606,334	1,667,714
25,028	Gaming and Leisure Properties, Inc.	1,048,653	1,061,938
2,369	Public Storage	520,015	584,574
1,662	SBA Communications Corp.	452,871	461,288

		8,509,292	9,071,682

Total Real Estate		28,461,752	31,815,432

Special Purpose Acquisition Company (2.08%)
94,224	Fifth Wall Acquisition Corp. I, Cl A [1]	961,740	942,240

Utilities (3.93%)
	Multi-Utilities (3.67%)
31,192	Brookfield Infrastructure Partners L.P. [2,3]	1,530,714	1,660,974
	Renewable Electricity (0.26%)
2,724	Brookfield Renewable Partner L.P. [2]	114,410	116,042

Total Utilities		1,645,124	1,777,016

Total Common Stocks		38,253,487	43,759,083

Principal Amount		Cost	Value
Short Term Investments (3.30%)
$1,491,034	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2021, 0.00% due 4/1/2021; Proceeds at maturity – $1,491,034; (Fully collateralized by $1,473,500 U.S. Treasury Note, 1.375% due 1/31/2025; Market value – $1,520,950) [4]	1,491,034	1,491,034

Total Investments (100.04%)		$39,744,521	45,250,117

Liabilities Less Cash and Other Assets (-0.04%)			(19,843)

Net Assets			$45,230,274

Retail Shares (Equivalent to $15.09 per share based on 394,669 shares outstanding)			$5,956,170

Institutional Shares (Equivalent to $15.18 per share based on 2,545,681 shares outstanding)			$38,644,920

R6 Shares (Equivalent to $15.17 per share based on 41,482 shares outstanding)			$629,184

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Health Care Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (89.80%)
Health Care (87.96%)
	Biotechnology (20.98%)
30,051	Acceleron Pharma, Inc. [1]	$2,917,483	$4,075,216
13,618	argenx SE, ADR [1,2]	3,269,766	3,750,261
41,053	Arrowhead Pharmaceuticals, Inc. [1]	2,367,314	2,722,224
6,817	Beam Therapeutics, Inc. [1]	635,869	545,633
9,375	BioNTech SE, ADR [1,2]	889,589	1,023,656
66,600	BridgeBio Pharma, Inc. [1]	3,724,079	4,102,560
28,000	Denali Therapeutics, Inc. [1]	2,012,440	1,598,800
34,762	Dicerna Pharmaceuticals, Inc. [1]	821,180	888,864
66,314	Genmab A/S, ADR [1,2]	2,527,030	2,177,089
9,032	Moderna, Inc. [1]	1,098,169	1,182,740
45,000	Molecular Templates, Inc. [1]	628,501	567,900
25,397	PTC Therapeutics, Inc. [1]	1,394,909	1,202,548
5,445	Vertex Pharmaceuticals Incorporated [1]	1,044,061	1,170,076
12,636	Zai Lab Limited, ADR [1,2]	976,768	1,686,022

		24,307,158	26,693,589

	Health Care Equipment (21.39%)
41,578	Abbott Laboratories	4,266,736	4,982,708
22,500	Butterfly Network, Inc. [1,3,6]	225,000	374,175
22,191	CryoPort, Inc. [1]	764,574	1,154,154
3,247	DexCom, Inc. [1]	904,724	1,166,939
3,416	Eargo, Inc. [1]	61,488	170,629
37,051	Edwards Lifesciences Corp. [1]	2,932,341	3,098,946
3,895	IDEXX Laboratories, Inc. [1]	1,598,485	1,905,862
20,128	Inari Medical, Inc. [1]	1,491,028	2,153,696
3,935	Inspire Medical Systems, Inc. [1,4]	218,891	814,506
4,615	Insulet Corp. [1]	917,426	1,204,146
3,411	Intuitive Surgical, Inc. [1]	2,293,360	2,520,524
865,555	Opsens, Inc. (Canada)[1,2]	1,236,713	1,198,429
12,500	Shockwave Medical, Inc. [1]	918,119	1,628,250
22,962	Silk Road Medical, Inc. [1,4]	1,019,665	1,163,025
8,849	Teleflex, Inc.	3,337,083	3,676,406

		22,185,633	27,212,395

	Health Care Facilities (1.33%)
9,000	HCA Healthcare, Inc.	1,705,597	1,695,060

	Health Care Services (2.20%)
11,600	Cigna Corp.	2,778,032	2,804,184

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Health Care Supplies (2.02%)
9,134	West Pharmaceutical Services, Inc.	$2,352,612	$2,573,778

	Health Care Technology (3.42%)
6,783	American Well Corp., Cl A [1]	153,710	117,821
6,738	Certara, Inc. [1]	154,974	183,947
25,519	GoodRx Holdings, Inc., Cl A [1]	996,051	995,751
21,319	Schrödinger, Inc. [1]	772,331	1,626,427
5,454	Veeva Systems, Inc., Cl A [1]	1,337,382	1,424,803

		3,414,448	4,348,749

	Life Sciences Tools & Services (21.35%)
5,740	10X Genomics, Inc., Cl A [1]	575,863	1,038,940
17,833	Adaptive Biotechnologies Corporation [1]	900,525	717,957
12,630	Bio-Techne Corporation	4,178,114	4,823,776
14,254	Guardant Health, Inc. [1,4]	1,623,289	2,175,873
27,273	ICON plc [1,2]	5,057,131	5,355,599
2,837	Illumina, Inc. [1]	848,378	1,089,578
129,654	MaxCyte, Inc. (United Kingdom)[1,2,4]	1,287,450	1,572,920
2,800	Mettler-Toledo International, Inc. [1]	2,902,927	3,235,932
31,322	Olink Holding AB, ADR [1,2,4]	690,474	1,127,592
21,101	Pacific Biosciences of California, Inc. [1]	94,321	702,874
6,020	Seer, Inc. [1]	114,380	301,120
10,999	Thermo Fisher Scientific, Inc.	4,900,901	5,019,724

		23,173,753	27,161,885

	Managed Health Care (10.84%)
17,000	HealthEquity, Inc. [1]	1,322,083	1,156,000
10,550	Humana, Inc.	4,076,706	4,423,088
22,072	UnitedHealth Group, Incorporated	7,057,622	8,212,329

		12,456,411	13,791,417

	Pharmaceuticals (4.43%)
55,322	Dechra Pharmaceuticals PLC (United Kingdom)[2]	2,496,070	2,615,953
19,228	Zoetis, Inc.	2,981,587	3,028,026

		5,477,657	5,643,979

Total Health Care		97,851,301	111,925,036

Real Estate (1.84%)
	Specialized REITs (1.84%)
14,229	Alexandria Real Estate Equities, Inc. [4]	2,299,374	2,337,825

Total Common Stocks		100,150,675	114,262,861

See Notes to Schedules of Investments.

Baron Health Care Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2021 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (11.02%)
$14,016,488	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2021, 0.00% due 4/1/2021; Proceeds at maturity – $14,016,488; (Fully collateralized by $13,850,800 U.S. Treasury Note, 1.375% due 1/31/2025; Market value – $14,296,824)[6]	$14,016,488	$14,016,488

Total Investments (100.82%)		$114,167,163	128,279,349

Liabilities Less Cash and Other Assets (-0.82%)			(1,040,193)

Net Assets			$127,239,156

Retail Shares (Equivalent to $18.85 per share based on 1,967,233 shares outstanding)			$37,088,644

Institutional Shares (Equivalent to $18.99 per share based on 4,467,048 shares outstanding)			$84,847,082

R6 Shares (Equivalent to $18.99 per share based on 279,311 shares outstanding)			$5,303,430

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2021, the market value of restricted and fair valued securities amounted to $374,175 or 0.29% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron FinTech Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (96.29%)

Communication Services (3.00%)
	Interactive Media & Services (3.00%)
7,200	Zillow Group, Inc., Cl C [1]	$915,619	$933,408
8,000	ZoomInfo Technologies Inc., Cl A [1]	279,630	391,200

Total Communication Services		1,195,249	1,324,608

Consumer Discretionary (4.65%)
	Internet & Direct Marketing Retail (4.65%)
3,200	Alibaba Group Holding Limited, ADR [1,2]	775,204	725,536
900	MercadoLibre, Inc. [1]	1,270,629	1,324,926

Total Consumer Discretionary		2,045,833	2,050,462

Financials (19.94%)
	Asset Management & Custody Banks (1.71%)
1,000	BlackRock, Inc.	757,572	753,960

	Diversified Banks (1.05%)
4,000	TCS Group Holding PLC, GDR [2],3	237,628	231,825
4,000	TCS Group Holding PLC, GDR [2]	233,575	232,000

		471,203	463,825

	Financial Exchanges & Data (13.78%)
2,000	CME Group, Inc.	395,044	408,460
3,000	London Stock Exchange Group plc (United Kingdom) [2,3]	336,035	286,798
1,500	MarketAxess Holdings, Inc.	702,930	746,880
3,850	Moody’s Corp.	1,059,029	1,149,649
3,050	MSCI, Inc.	1,071,030	1,278,804
5,000	S&P Global, Inc.	1,646,763	1,764,350
6,000	Tradeweb Markets, Inc., Cl A	417,784	444,000

		5,628,615	6,078,941
	Insurance Brokers (1.11%)
18,000	BRP Group, Inc., Cl A [1]	522,547	490,500

	Investment Banking & Brokerage (1.51%)
10,000	Houlihan Lokey, Inc.	625,596	665,100
	Property & Casualty Insurance (0.78%)
2,100	Kinsale Capital Group, Inc.	271,854	346,080

Total Financials		8,277,387	8,798,406

Industrials (8.58%)
	Research & Consulting Services (8.58%)
1,120	CoStar Group, Inc. [1]	916,214	920,516
11,400	IHS Markit Ltd. [2]	953,449	1,103,292
12,700	TransUnion	1,154,170	1,143,000
3,500	Verisk Analytics, Inc.	618,393	618,415

Total Industrials		3,642,226	3,785,223

Shares		Cost	Value
Common Stocks (96.29%)
Information Technology (60.12%)
	Application Software (13.18%)
4,200	Bill.Com Holdings, Inc. [1]	$454,133	$611,100
3,600	Ceridian HCM Holding, Inc. [1]	328,451	303,372
5,500	Duck Creek Technologies, Inc. [1]	148,500	248,270
3,450	Fair Isaac Corp. [1]	1,540,427	1,676,873
8,700	Guidewire Software, Inc. [1]	1,014,078	884,181
5,100	Intuit, Inc.	1,689,263	1,953,606
70	nCino, Inc. [1]	2,170	4,670
5,000	OLO, Inc. [1]	125,000	131,950

		5,302,022	5,814,022

	Data Processing & Outsourced Services (32.54%)
740	Adyen N.V., 144A (Netherlands)[1,2,3]	1,046,000	1,651,239
401	Affirm Holdings, Inc. [1]	19,649	28,359
8,500	Fidelity National Information Services, Inc.	1,205,659	1,195,185
180	FleetCor Technologies, Inc. [1]	51,949	48,353
2,600	Global Payments, Inc.	506,009	524,108
3,300	Jack Henry & Associates, Inc.	535,657	500,676
5,200	MasterCard Incorporated, Cl A	1,719,205	1,851,460
94,000	Network International Holdings plc, 144A (United Kingdom)[1,2,3]	472,625	535,118
19,900	Nuvei Corp., 144A (Canada)[1,2]	825,212	1,203,950
25,000	Paya Holdings, Inc., Cl A [1]	281,291	274,000
8,200	PayPal Holdings, Inc. [1]	1,436,962	1,991,288
17,000	Repay Holdings Corporation [1]	320,579	399,160
7,000	Shift4 Payments, Inc., Cl A [1]	345,977	574,070
7,000	Square, Inc., Cl A [1]	1,251,134	1,589,350
9,400	Visa, Inc., Cl A	1,920,228	1,990,262

		11,938,136	14,356,578

	Internet Services & Infrastructure (2.51%)
1,000	Shopify, Inc., Cl A [1,2]	1,079,413	1,106,500

	IT Consulting & Other Services (11.89%)
4,200	Accenture plc, Cl A [2]	991,514	1,160,250
22,000	Endava plc, ADR [1,2]	1,293,905	1,863,180
4,400	EPAM Systems, Inc. [1]	1,259,649	1,745,436
30,000	Grid Dynamics Holdings, Inc. [1]	361,727	477,900

		3,906,795	5,246,766

Total Information Technology		22,226,366	26,523,866

Total Common Stocks		37,387,061	42,482,565

See Notes to Schedules of Investments.

Baron FinTech Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2021 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (15.99%)
$7,052,905	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2021, 0.00% due 4/1/2021; Proceeds at maturity – $7,052,905; (Fully collateralized by $6,969,600 U.S. Treasury Note, 1.375% due 1/31/2025; Market value – $7,194,035) [3]	$7,052,905	$7,052,905

Total Investments (112.28%)		$44,439,966	49,535,470

Liabilities Less Cash and Other Assets (-12.28%)			(5,418,539)

Net Assets			$44,116,931

Retail Shares (Equivalent to $14.49 per share based on 469,932 shares outstanding)			$6,808,910

Institutional Shares (Equivalent to $14.53 per share based on 2,259,353 shares outstanding)			$32,823,774

R6 Shares (Equivalent to $14.53 per share based on 308,629 shares outstanding)			$4,484,247

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the market value of Rule 144A securities amounted to $3,390,307 or 7.68% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Select Funds	March 31, 2021

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Baron Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003, and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Trust currently offers 10 series (individually, a “Fund” and collectively, the “Funds”): Baron Partners Fund, Baron Focused Growth Fund, Baron Real Estate Income Fund, Baron Health Care Fund, and Baron FinTech Fund, which are non-diversified; and Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, and Baron WealthBuilder Fund, which are diversified. Baron WealthBuilder Fund is presented in a separate report. Each Fund’s investment objective is to seek capital appreciation and, for Baron Real Estate Income Fund only, current income. Baron Partners Fund may employ “leverage” by borrowing money and using it to purchase additional securities. Borrowing for investment increases both investment opportunity and investment risk. Baron International Growth Fund, Baron Emerging Markets Fund, and Baron Global Advantage Fund invest their assets primarily in non-U.S. companies. Baron Real Estate Fund invests its assets primarily in U.S. and non-U.S. real estate and real estate-related companies. Baron Real Estate Income Fund invests its assets in U.S. and non-U.S. real estate income-producing securities and other real estate securities. Baron Health Care Fund invests its assets primarily in equity securities engaged in the research, development, production, sale, delivery or distribution of products and services related to the health care industry. Baron FinTech Fund invests its assets primarily in securities of companies that develop, use, or rely on innovative technologies or services, for banking, lending, capital markets, financial data analytics, insurance, payments, asset management, or wealth management.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms, or other platforms. R6 Shares are for investments in the amount of $5 million or more per Fund. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans, and Taft-Hartley multi-employer pension plans), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with BAMCO, Inc. (the “Adviser”), and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Baron Partners Fund was organized originally as a limited partnership in January 1992 under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a series of the Trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

Baron Focused Growth Fund was organized originally as a limited partnership in May 1996 under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Focused Growth Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values (“NAV”) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: trading of the security has been halted or suspended; or the security has not been traded for an extended period of time. The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

b) Single Issuer. Single issuer risk is the possibility that factors specific to an issuer to which a Fund is exposed will affect the market prices of the issuer’s securities and therefore the NAV of the Fund. Due to the size of Baron Partners Fund’s and Baron Focused Growth Fund’s investments in Tesla, Inc. (“Tesla”), 42% and 32%, respectively, of these Fund’s net assets as of March 31, 2021, the NAVs of the Funds will be materially impacted by the price of Tesla stock.

c) Non-Diversified Portfolio. Certain Funds are non-diversified, which means they will likely have a greater percentage of their assets in a single issuer than a diversified fund. As a result, a non-diversified Fund will likely invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the Fund’s performance compared to a diversified fund. Thus, a non-diversified Fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund. Additionally, non-diversified Funds may encounter difficulty liquidating securities.

d) Industry Concentration. From time to time, market fluctuations in the value of a Fund’s investments, combined with a Fund’s non-diversified portfolio, may result in a Fund being concentrated in the securities of a single issuer or a small number of issuers, in a particular industry. As a result, this Fund will be particularly exposed to the risks of that company or industry relative to the risk exposure of investment companies holding a diversified portfolio of securities or those that seek to maintain near-index weightings in their portfolio securities. Accordingly, in those cases, a Fund will be disproportionately exposed to the market conditions, interest rates, and economic, regulatory, or financial developments that significantly affect that company or industry. For example, due to the size of Baron Partners Fund’s and Baron Focused Growth Fund’s investments in Tesla, which represent about 42% and 32%, respectively, of these Funds’ net assets as of March 31, 2021, the Funds will be more adversely impacted by negative developments affecting the automotive and energy industries, as well as governmental environmental regulations.

e) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

f) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

The Funds did not participate in securities lending activities during the three months ended March 31, 2021.

Baron Select Funds	March 31, 2021

g) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Funds’ investments in repurchase agreements at March 31, 2021, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Schedule of Investments.

h) Master Limited Partnerships. The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

3. RESTRICTED SECURITIES

At March 31, 2021, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At March 31, 2021, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Partners Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	$105,775,322
Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017-8/4/2020	232,623,641

Total Restricted Securities:		$338,398,963

(Cost $128,250,007)† (5.04% of Net Assets)

	Baron Focused Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	$9,955,023
Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017-8/4/2020	16,954,156

Total Restricted Securities:		$26,909,179

(Cost $9,949,836)† (4.01% of Net Assets)

	Baron Emerging Markets Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
DD3 Acquisition Corp. II	12/8/2020	$269,423
Private Convertible Preferred Stocks
Think & Learn Private Limited	3/31/2021	49,776,072
Warrants
DD3 Acquisition Corp. II	12/8/2020	2.719,892

Total Restricted Securities:		$52,765,387

(Cost $50,044,368)† (0.67% of Net Assets)

†	See Schedules of Investments for cost of individual securities.

Baron Select Funds	March 31, 2021

	Baron Global Advantage Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
DD3 Acquisition Corp. II	12/8/2020	$87,904
Private Common Stocks
Space Exploration Technologies Corp.	3/25/2021	5,812,662
Private Convertible Preferred Stocks
Farmers Business Network, Inc.	7/31/2020	8,639,054
Resident Home, Inc.	7/10/2020	4,745,878
Rivian Automotive, Inc.	7/10/2020 - 1/19/2021	21,614,574
Think & Learn Private Limited	3/31/2021	29,867,591
Zymergen, Inc.	7/29/2020	2,917,436
Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	11,276,158
Warrants
DD3 Acquisition Corp. II	12/8/2020	887,369

Total Restricted Securities:		$85,848,626

(Cost $76,415,211)† (3.34% of Net Assets)

	Baron Health Care Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Butterfly Network, Inc.	2/12/2021	$374,175

(Cost $225,000) (0.29% of Net Assets)

†	See Schedules of Investments for cost of individual securities.

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Baron Select Funds	March 31, 2021

The following is a summary of the inputs used as of March 31, 2021 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$6,446,551,852	$151,701,750	$—	$6,598,253,602
Private Common Stocks†	—	—	105,775,322	105,775,322
Private Preferred Stocks†	—	—	232,623,641	232,623,641
Short Term Investments	—	946,054	—	946,054

Total Investments	$6,446,551,852	$152,647,804	$338,398,963	$6,937,598,619

	Baron Focused Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$594,874,610	$13,062,640	$—	$607,937,250
Private Common Stocks†	—	—	9,955,023	9,955,023
Private Preferred Stocks†	—	—	16,954,156	16,954,156
Short Term Investments	—	36,017,113	—	36,017,113

Total Investments	$594,874,610	$49,079,753	$26,909,179	$670,863,542

	Baron International Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$190,407,348	$409,651,058	$—	$600,058,406
Short Term Investments	—	24,669,275	—	24,669,275

Total Investments	$190,407,348	$434,320,333	$—	$624,727,681

	Baron Real Estate Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,352,378,643	$21,663,270	$—	$1,374,041,913
Short Term Investments	—	77,061,281	—	77,061,281

Total Investments	$1,352,378,643	$98,724,551	$—	$1,451,103,194

	Baron Emerging Markets Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,349,182,674	$5,069,982,656	$269,423	$7,419,434,753
Private Convertible Preferred Stocks	—	—	49,776,072	49,776,072
Warrants†	—	—	2,719,892	2,719,892
Short Term Investments	—	410,840,524	—	410,840,524

Total Investments	$2,349,182,674	$5,480,823,180	$52,765,387	$7,882,771,241

†	See Schedules of Investments for additional detailed categorizations.

Baron Select Funds	March 31, 2021

	Baron Global Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,284,273,670	$167,735,861	$87,904	$2,452,097,435
Private Common Stocks†	—	—	5,812,662	5,812,662
Private Convertible Preferred Stocks†	—	—	67,784,533	67,784,533
Private Preferred Stocks	—	—	11,276,158	11,276,158
Warrants†	507,995	—	887,369	1,395,364
Short Term Investments	—	34,990,737	—	34,990,737

Total Investments	$2,284,781,665	$202,726,598	$85,848,626	$2,573,356,889

	Baron Real Estate Income Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$43,759,083	$—	$—	$43,759,083
Short Term Investments	—	1,491,034	—	1,491,034

Total Investments	$43,759,083	$1,491,034	$—	$45,250,117

	Baron Health Care Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$113,888,686	$—	$374,175	$114,262,861
Short Term Investments	—	14,016,488	—	14,016,488

Total Investments	$113,888,686	$14,016,488	$374,175	$128,279,349

	Baron FinTech Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$39,777,585	$2,704,980	$—	$42,482,565
Short Term Investments	—	7,052,905	—	7,052,905

Total Investments	$39,777,585	$9,757,885	$—	$49,535,470

†	See Schedules of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Partners Fund
Investments in Securities	Balance as of December 31, 2020	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2021
Private Common Stocks
Industrials	$68,936,929	$—	$—	$36,838,393	$—	$—	$—	$—	$105,775,322	$36,838,393
Private Preferred Stocks
Industrials	151,607,760	—	—	81,015,881	—	—	—	—	232,623,641	81,015,881
Private Partnerships
Financials	197,815	—	647,600	(197,815)	—	(647,600)	—	—	—	—

Total	$220,742,504	$—	$647,600	$117,656,459	$—	$(647,600)	$—	$—	$338,398,963	$117,854,274

Baron Select Funds	March 31, 2021

	Baron Focused Growth Fund
Investments in Securities	Balance as of December 31, 2020	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2021
Private Common Stocks
Industrials	$6,487,985	$—	$—	$3,467,038	$—	$—	$—	$—	$9,955,023	$3,467,038
Private Preferred Stocks
Industrials	11,049,529	—	—	5,904,627	—	—	—	—	16,954,156	5,904,627

Total	$17,537,514	$—	$—	$9,371,665	$—	$—	$—	$—	$26,909,179	$9,371,665

	Baron International Growth Fund
Investments in Securities	Balance as of December 31, 2020	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2021
Common Stocks
Information Technology	$40,431	$—	$(65,261)	$(40,431)	$549,521	$(484,260)	$—	$—	$—	$—

	Baron Real Estate Fund
Investments in Securities	Balance as of December 31, 2020	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2021
Common Stocks
Real Estate[1]	$31,679,993	$—	$5,409,871	$1,533,945	$—	$8,109,871	$—	$(33,213,938)	$—	$—

	Baron Emerging Markets Fund
Investments in Securities	Balance as of December 31, 2020	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2021
Common Stocks
Special Purpose Acquisition Company	$274,196	$—	$—	$(4,773)	$—	$—	$—	$—	$269,423	$(4,773)
Private Convertible Preferred Stocks
Consumer Discretionary	—	—	—	—	49,776,072				49,776,072	—
Warrants
Special Purpose Acquisition Company	3,529,767	—	—	(809,875)	—	—	—	—	2,719,892	(809,875)

Total	$3,803,963	$—	$—	$(814,648)	$49,776,072	$—	$—	$—	$52,765,387	$(814,648)

[1]	Opendoor Technologies, Inc. restriction on resale was lifted on March 12, 2021.

Baron Select Funds	March 31, 2021

	Baron Global Advantage Fund
Investments in Securities	Balance as of December 31, 2020	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2021
Common Stocks
Real Estate[1]	$63,354,190	$—	$—	$17,673,274	$—	$—	$—	$(81,027,464)	$—	$—
Special Purpose Acquisition Company	89,462	—	—	(1,558)	—	—	—	—	87,904	(1,558)
Private Common Stocks
Industrials	—	—	—	—	5,812,662	—	—	—	5,812,662	—
Private Convertible Preferred Stocks
Consumer Discretionary	15,229,412			4,631,032	36,367,599				56,228,043	4,631,032
Materials	9,866,626			1,689,864					11,556,490	1,689,864
Private Preferred Stocks
Industrials	—	—	—	(871,297)	12,147,455	—	—	—	11,276,158	(871,297)
Warrants
Special Purpose Acquisition Company	1,151,593	—	—	(264,224)	—	—	—	—	887,369	(264,224)

Total	$89,691,283	$—	$—	$22,857,091	$54,327,716	$—	$—	$(81,027,464)	$85,848,626	$5,183,817

[1]	Opendoor Technologies, Inc. restriction on resale was lifted on March 12, 2021.

	Baron Health Care Fund
Investments in Securities	Balance as of December 31, 2020	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2021
Common Stocks
Health Care	$—	$—	$—	$149,175	$225,000	$—	$—	$—	$374,175	$149,175

Unobservable valuation inputs developed by the Adviser for significant (greater than 1% of net assets) Level 3 investments as of March 31, 2021 were as follows:

Baron Partners Fund

Sector	Company	Fair Value as of March 31, 2021	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2021	Range used on March 31, 2021
Private Common Stocks and Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$338,398,963	Recent Transaction	Transaction Price	Transaction Price	Transaction Price

Baron Select Funds	March 31, 2021

Baron Focused Growth Fund

Sector	Company	Fair Value as of March 31, 2021	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2021	Range used on March 31, 2021
Private Common Stocks and Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$26,909,179	Recent Transaction	Transaction Price	Transaction Price	Transaction Price

Baron Global Advantage Fund

Sector	Company	Fair Value as of March 31, 2021	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2021	Range used on March 31, 2021
Private Convertible Preferred Stocks: Consumer Discretionary	Think & Learn Private Limited	$29,867,591	Recent Transaction

				Transaction Price	Transaction Price	Transaction Price

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of March 31, 2021, the components of net assets on a tax basis were as follows:

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund	Baron Emerging Markets Fund
Cost of investments	$1,699,884,502	$241,881,798	$434,423,723	$957,843,360	$5,505,473,549

Gross tax unrealized appreciation	$5,252,950,632	$436,453,490	$198,906,961	$495,221,286	$2,495,075,313
Gross tax unrealized depreciation	(15,236,515)	(7,471,746)	(8,603,003)	(1,961,452)	(117,777,621)

Net tax unrealized appreciation (depreciation)	$5,237,714,117	$428,981,744	$190,303,958	$493,259,834	$2,377,297,692

	Baron Global Advantage Fund	Baron Real Estate Income Fund	Baron Health Care Fund	Baron FinTech Fund
Cost of investments	$1,780,037,927	$39,744,521	$114,167,163	$44,439,966

Gross tax unrealized appreciation	$826,727,630	$5,543,771	$15,652,626	$5,459,933
Gross tax unrealized depreciation	(33,408,668)	(38,175)	(1,540,440)	(364,429)

Net tax unrealized appreciation (depreciation)	$793,318,962	$5,505,596	$14,112,186	$5,095,504

Baron Select Funds	March 31, 2021

6. TRANSACTIONS IN “AFFILIATED” COMPANIES1

Baron Real Estate Fund

Name of issuer	Value at December 31, 2020	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at March 31, 2021	Value at March 31, 2021	% of Net Assets at March 31, 2021
“Affiliated” Company as of March 31, 2021:
Fifth Wall Acquisition Corp. I	$—	$23,767,270	$—	$—	$—	$—	2,376,727	$23,767,270	1.63%
RXR Acquisition Corp.	—	19,655,540	—	(294,833)	—	—	1,965,554	19,360,707	1.33%

	$—	$43,422,810	$—	$(294,833)	$—	$—		$43,127,977

Baron Global Advantage Fund

Name of issuer	Value at December 31, 2020	Purchase Cost/Transfer In	Sales Proceeds/ Transfer Out	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at March 31, 2021	Value at March 31, 2021	% of Net Assets at March 31, 2021
“Affiliated” Company as of March 31, 2021:
DD3 Acquisition Corp. II Common Stocks	$—	$10,468,685	$—	$667,366	$—	$—	996,069	$9,801,319	0.38%
DD3 Acquisition Corp. II Forward Shares	257,209	—	—	(210,444)	—	—	584,567	46,765	0.00%
DD3 Acquisition Corp. II Founders Shares	894,384	—	—	(53,780)	—	—	116,913	840,604	0.03%
DD3 Acquisition Corp. II Private Units	89,462	—	—	(1,558)	—	—	8,652	87,904	0.00%
DD3 Acquisition Corp. II Units[2]	10,458,725	—	11,314,318	855,593	—	—	—	—	0.00%
DD3 Acquisition Corp. II Warrants, Exp. 12/10/2027	—	845,633	—	(337,638)	—	—	498,034	507,995	0.02%
Sarissa Capital Acquisition Corp.	15,908,693	—	—	268,879	—	—	1,493,774	16,177,572	0.63%

	$27,608,473	$11,314,318	$11,314,318	$1,188,418	$—	$—		$27,462,159

[1]

An “Affiliated” company (“affiliated person” as defined in the 1940 Act) is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the three months ended March 31, 2021.

[2]	Separation of Units to Common Stocks and Warrants on January 28, 2021.

7. COVID 19-RISK

The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, have had negative impacts, and general uncertainty on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

8. EXECUTIVE ORDER ON SECURITIES INVESTMENTS THAT FINANCE COMMUNIST CHINESE MILITARY COMPANIES

On November 12, 2020, the President of the United States issued an Executive Order (the “Order”) to prohibit, beginning January 11, 2021, U.S. persons (which includes the Funds) from transacting in certain securities and derivatives of publicly traded securities of any of 31 companies designated as a “Communist Chinese military company” (collectively with securities of certain subsidiaries of such companies and related depositary receipts that may be covered by the Order, “CCMC Securities”) by the U.S. Department of Defense (the “DOD”) or the U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”), unless such transactions are for purposes of divestment and occur through November 11, 2021. In the weeks following the issuance of the Order, the DOD designated an additional 13 companies as CCMCs, bringing the current total to 44 companies designated to date. Also subsequent to issuance of the Order, OFAC extended the effective date of the trading ban from January 11, 2021 to January 28, 2021. In addition, U.S. persons also are prohibited from transacting in newly designated CCMC Securities 60 days after such designation. As clarified by an amendment to the Order dated January 13, 2021, and subsequent guidance from OFAC, U.S. persons may divest their holdings in the 31 CCMCs initially designated at any time through November 11, 2021 (and have 365 days from date of designation to divest their holdings in other CCMCs).

Baron Select Funds	March 31, 2021

OFAC subsequently published, on several occasions, guidance regarding compliance with the Order, including several “Frequently Asked Questions” (FAQs) style publications addressing the scope of, and interpretive matters regarding, compliance with the Order, as well as the Order’s application to U.S. funds that hold CCMC Securities (i.e., including mutual funds that hold CCMC Securities regardless of the size of the position relative to a fund’s total assets). Certain interpretive issues related to compliance with the Order remain open, including to what extent a U.S. person could be held liable for failing to identify an unlisted entity whose name “close matches the name” of an entity designated as a Communist Chinese military company.

A Fund’s holdings in CCMC Securities may adversely impact the Fund’s performance. The extent of any impact will depend on future developments, including a Fund’s ability to sell the CCMC Securities, valuation of the CCMC Securities, modifications to the Order, the issuance of additional or different interpretive guidance regarding compliance with the Order, and the duration of the Order, all of which are highly uncertain. Fund management will continue to monitor developments relating to the Order.

As of March 31, 2021, none of the Funds owned any CCMC Securities.